John Deere Owner Trust 2020-B	EXHIBIT 99.2

Statement to Certificateholders

$160,000,000 Class A-1 0.25062% Asset Backed Notes due July 15, 2021
$262,500,000 Class A-2 0.41% Asset Backed Notes due March 15, 2023
$262,500,000 Class A-3 0.51% Asset Backed Notes due November 15, 2024
$75,870,000 Class A-4 0.72% Asset Backed Notes due June 15, 2027
$19,513,485 Overcollateralization

Payment Date:				15-Sep-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$43,683,692.93
		per $1,000 original principal amount:		$273.02

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$43,683,692.93

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$61,262.67
			per $1,000 original principal amount:	$0.38

		(ii)	Class A-2 Notes:	$158,447.92
			per $1,000 original principal amount:	$0.60

		(iii)	Class A-3 Notes:	$197,093.75
			per $1,000 original principal amount:	$0.75

		(iv)	Class A-4 Notes:	$80,422.20
			per $1,000 original principal amount:	$1.06

		(v)	Total:	$497,226.54

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$745,587,916.72

	(b)	Note Value at end of related Collection Period:		$736,699,791.58

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$116,316,307.07
		(ii)	A-1 Note Pool Factor:	0.7269769

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$262,500,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$1,297,032.01
		(i) per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:	$1,297,032.01
	(c)	Amount of Servicing Fee paid:	$1,297,032.01
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$3,710,658.52

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,121,596.16
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.15%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,056,766.24
		(ii) % of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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